Trade Accounts Receivable	12 Months Ended
Dec. 31, 2025
Trade and other current receivables [abstract]
Trade Accounts Receivable
5.	Trade Accounts Receivable
As of December 31, this caption includes the following:

In thousands of soles	Note	2025	2024	2023
Trade accounts receivable		1,163,535	1,041,330	904,997
Trade accounts receivable from related parties	31	3,586	3,191	1,637

		1,167,121	1,044,521	906,634

Less: Loss for impairment of trade receivables		(123,843)	(82,064)	(45,298)

		1,043,278	962,457	861,336

Current		1,042,792	961,886	860,916

Non-current		486	571	420

Trade accounts receivable have current maturity, do not bear interest and do not have specific guarantees. Trade accounts receivable included the unbilled amount for S/ 241,955 thousand (S/ 152,937 thousand as December 31, 2024 and S/ 161,651 thousand as of December 31, 2023). These amounts will become billable within the first quarter of the next annual period.
As of December 31, 2025, 2024 and 2023, the
non-current
portion corresponds to receivables agreements with individual customers related to healthcare services, mainly with maturities between 24 and 36 months, and do not have specific guarantees.
The impairment estimate of trade accounts receivable is included in the “Loss for impairment of trade receivables” item in the consolidated statement of profit or loss and other comprehensive income. Amounts charged to results of the impairment period are generally written off when there is no expectation of cash recovery.

Disaggregation of trade accounts receivable
This caption includes the following:

In thousands of soles	2025	2024	2023
Healthcare services	1,043,278	962,457	861,336

	1,043,278	962,457	861,336

By primary geographical markets
2025

In thousands of soles	Peru	Colombia	México	Total
Healthcare services	236,005	667,280	139,993	1,043,278

	236,005	667,280	139,993	1,043,278

2024

In thousands of soles	Peru	Colombia	México	Total
Healthcare services	245,916	624,184	92,357	962,457

	245,916	624,184	92,357	962,457

2023

In thousands of soles	Peru	Colombia	México	Total
Healthcare services	167,963	567,672	125,701	861,336

	167,963	567,672	125,701	861,336

Transfer of accounts receivable
As of December 31, 2025, the Group maintain factoring agreements with Citibank del Perú S.A., Fideicomiso Santander and Fideicomiso Macrocapitales in order to have more liquidity. According to these agreements, the Group sold without recourse trade receivables for S/ 203,884 thousand (S/ 138,300 thousand as December 31, 2024 and S/ 153,767 thousand as December 31, 2023). These trade receivables have been derecognized from the consolidated statement of financial position, because the Group transferred substantially all of the risks and rewards.
Expected credit loss assessment for customers (ECL)
The Group uses an allowance matrix to measure the ECLs of trade receivables. Loss rates are calculated using a “roll rate” method based on the probability of a receivable progressing through successive stages of delinquency to write-off.
Roll rates are calculated separately for exposures in different segments based on the following common credit risk characteristics: geographic region, age of customer relationship and type of product purchased.
The Group’s exposure to credit risk is mainly influenced by the characteristics of corporate and individual clients. The Group has established a credit policy under which the client is analyzed by group if it is individual or corporate to determine its solvency before payment and the terms and conditions of the service are offered. The Group’s evaluation includes external qualifications, information from credit agencies, and considers that the main corporate clients are insurers that are supervised by the banking and insurance regulators.
The Group limits its exposure to the credit risk of trade accounts receivable by establishing a maximum payment period of one and three months for individual and corporate clients.

The composition of accounts receivable by geographic region and aging as of December 31, 2025, 2024 and 2023 is as follows:
2025

In thousands of soles	Peru	Colombia	México	Total
Current (not past due)	147,220	258,282	62,991	468,493
1 - 90 days past due	58,242	155,953	61,738	275,933
91 - 180 days past due	19,389	83,390	14,420	117,199
181 - 360 days past due	21,586	95,217	4,179	120,982
More than 360 days past due	48,230	135,100	1,184	184,514

	294,667	727,942	144,512	1,167,121

2024

In thousands of soles	Peru	Colombia	México	Total
Current (not past due)	148,219	222,487	80,296	451,002
1 - 90 days past due	55,959	192,844	13,865	262,668
91 - 180 days past due	30,187	103,337	1,090	134,614
181 - 360 days past due	21,118	76,379	761	98,258
More than 360 days past due	30,233	67,225	521	97,979

	285,716	662,272	96,533	1,044,521

2023

In thousands of soles	Peru	Colombia	México	Total
Current (not past due)	109,854	247,064	93,005	449,923
1 - 90 days past due	37,908	186,323	30,853	255,084
91 - 180 days past due	13,511	44,738	1,563	59,812
181 - 360 days past due	11,401	62,419	944	74,764
More than 360 days past due	26,853	39,906	292	67,051

	199,527	580,450	126,657	906,634

The following table provides information about the exposure to credit risk and ECLs for trade receivables from corporate customers as of December 31, 2025, 2024 and 2023:
2025

In thousands of soles	Weighted- average loss rate	Gross carrying amount	Loss allowance
Current (not past due)	0.49%	452,713	2,199
1 - 90 days past due	2.46%	263,586	6,473
91 - 180 days past due	9.04%	112,881	10,202
181 - 360 days past due	14.70%	115,410	16,962
More than 360 days past due	41.00%	163,644	67,086

		1,108,234	102,922

2024

In thousands of soles	Weighted- average loss rate	Gross carrying amount	Loss allowance
Current (not past due)	0.26%	418,626	1,103
1 - 90 days past due	0.67%	267,552	1,782
91 - 180 days past due	13.76%	134,059	18,448
181 - 360 days past due	10.47%	95,155	9,966
More than 360 days past due	39.30%	80,147	31,499

		995,539	62,798

2023

In thousands of soles	Weighted- average loss rate	Gross carrying amount	Loss allowance
Current (not past due)	0.13%	439,258	573
1 - 90 days past due	0.57%	251,240	1,420
91 - 180 days past due	4.67%	58,196	2,717
181 - 360 days past due	10.64%	71,527	7,613
More than 360 days past due	38.43%	50,483	19,400

		870,704	31,723

The following table provides information about the exposure to credit risk and ECLs for trade receivables from individual customers as of December 31, 2025, 2024 and 2023:
2025

In thousands of soles	Weighted- average loss rate	Gross carrying amount	Loss allowance
Current (not past due)	1.17%	15,780	184
1 - 90 days past due	12.66%	12,347	1,563
91 - 180 days past due	34.97%	4,318	1,510
181 - 360 days past due	30.51%	5,572	1,700
More than 360 days past due	76.49%	20,870	15,964

		58,887	20,921

2024

In thousands of soles	Weighted- average loss rate	Gross carrying amount	Loss allowance
Current (not past due)	1.37%	14,237	195
1 - 90 days past due	7.22%	8,063	582
91 - 180 days past due	42.50%	2,135	907
181 - 360 days past due	36.56%	4,029	1,473
More than 360 days past due	78.51%	20,518	16,109

		48,982	19,266

2023

In thousands of soles	Weighted- average loss rate	Gross carrying amount	Loss allowance
Current (not past due)	2.95%	10,665	315
1 - 90 days past due	5.10%	3,844	196
91 - 180 days past due	11.76%	1,616	190
181 - 360 days past due	23.42%	3,237	758
More than 360 days past due	73.13%	16,568	12,116

		35,930	13,575

The annual movement of loss for impairment of trade accounts receivables is the following:

In thousands of soles	2025	2024	2023
Initial balance	82,064	45,298	38,589
Additions	50,158	42,413	6,979
Recovery	(2,104)	(1,558)	(1,295)
Write-off	(4,031)	(671)	(2,781)
Exchange difference	(2,244)	(3,418)	3,806

Final balance	123,843	82,064	45,298